Share-based awards- Partner Capital Investment Plan (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares shares	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share-based awards
Share-based compensation expense	¥ 20,075		¥ 15,995		¥ 16,082
Partner Capital Investment Plan | Subscription rights
Share-based awards
Agreed-upon exercise price | $ / shares		$ 26.00		$ 23.00		$ 14.50	$ 14.50	$ 14.50
Subscription period		10 years		10 years		4 years	4 years	4 years
Restriction period for the transfer shares						8 years	8 years	8 years
Number of shares underlying | shares		18,000,000		18,000,000		18,000,000	18,000,000	18,000,000
Number of shares offered and subscribed | shares	17,300,000
Unamortized compensation costs	¥ 1,062
Weighted average period over which unamortized compensation costs expected be recognized	4 years 8 months 12 days
Share-based compensation expense	¥ 435		¥ 241		¥ 0
Subscription right fair value assumptions
Risk-free interest rate	2.07%		1.86%
Expected dividend yield	0.00%		0.00%
Expected life (years)	8 years 3 months		8 years 3 months
Expected volatility	34.20%		39.00%